Contract balances (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Contract Costs Capitalised	₨ 119,312	₨ 307,221
Contract costs Amortized	₨ 304,439	₨ 91,111